Discontinued Operations: Schedule of discontinued operations (Tables)	12 Months Ended
Mar. 31, 2017
Predecessor
Schedule of discontinued operations

The assets and liabilities of the discontinued operations as of March 31, 2017 and 2016 were as follows:

	2017	2016
Total current assets of discontinued operations	$-	$-

Accounts payable	$120,266	$120,266
Total current liabilities of discontinued operations	$120,266	$120,266